Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

Note 22. Quarterly Financial Data (Unaudited):

	2011 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$16,530	$20,234	$20,706	$18,876

Gross profit	$4,496	$5,429	$5,515	$4,979

Net earnings attributable to PMI	$1,919	$2,409	$2,377	$1,886

Per share data:
Basic EPS	$1.06	$1.35	$1.35	$1.08

Diluted EPS	$1.06	$1.35	$1.35	$1.08

Dividends declared	$0.64	$0.64	$0.77	$0.77

Market price:
- High	$65.92	$71.75	$72.74	$79.42

- Low	$55.85	$64.49	$62.32	$60.45

	2010 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$15,587	$17,383	$16,936	$17,807

Gross profit	$4,124	$4,511	$4,324	$4,536

Net earnings attributable to PMI	$1,703	$1,982	$1,822	$1,752

Per share data:
Basic EPS	$0.90	$1.07	$0.99	$0.96

Diluted EPS	$0.90	$1.07	$0.99	$0.96

Dividends declared	$0.58	$0.58	$0.64	$0.64

Market price:
- High	$53.07	$53.91	$57.11	$60.87

- Low	$45.01	$42.94	$45.55	$55.10

Basic and diluted EPS are computed independently for each of the periods presented. Accordingly, the sum of the quarterly EPS amounts may not agree to the total for the year.

During 2011 and 2010, PMI recorded the following pre-tax charges in earnings:

	2011 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$16	$1	$43	$49

	2010 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$–	$–	$20	$27